Stockholders' Equity	12 Months Ended
Jan. 03, 2015
Stockholders' Equity
Stockholders' Equity

14. Stockholders' Equity

        Common and Preferred Stock.    The Company has 100,000,000 shares of common stock, par value $0.01 per share, authorized, with 50,771,079, and 54,707,810 shares issued at fiscal year-end 2014 and 2013, respectively. The Company has 1,000,000 shares of preferred stock, par value $0.01 per share, authorized, with none issued or outstanding at fiscal year-end 2014 and 2013. Rights, preferences and other terms of preferred stock will be determined by the Board of Directors at the time of issuance.

        Common Stock Repurchase Programs.    Purchases of the Company's common stock are made from time to time pursuant to its repurchase programs, subject to market conditions and at prevailing market prices, through the open market. Repurchased shares of common stock are recorded at cost and become authorized but unissued shares which may be issued in the future for general corporate or other purposes. The Company may terminate or limit its stock repurchase program at any time. In the event the repurchased shares are cancelled, the Company accounts for retirements by allocating the repurchase price to common stock, additional paid-in capital and retained earnings. The repurchase price allocation is based upon the equity contribution associated with historical issuances. The repurchase programs are conducted pursuant to Rule 10b-18 of the Securities Exchange Act of 1934.

        During the period from the announcement of the Company's $750 million and $1 billion buyback authorizations in August 2010 and December 2012, respectively, until the end of the fiscal year 2014, the Company has repurchased approximately $1.7 billion of its common stock, representing approximately 18.6 million shares. The Company has not repurchased any shares under the $30 million and $1 billion repurchase plans authorized in 2010 and 2014, respectively.

        During fiscal year 2014, the Company effectively retired 4.1 million shares of common stock repurchased under its repurchase programs. The effective retirement of repurchased common stock decreased common stock by $41,000, additional paid-in capital by $3.2 million, retained earnings by $431.7 million and treasury stock by $435.0 million. At December 28, 2013 and January 3, 2015, all treasury stock had been effectively retired. As of January 3, 2015, the Company had $1.1 billion of repurchase authorizations remaining under the combined repurchase plans.

        The following table shows the Company's common stock repurchase activity for the periods indicated (in millions):

			For the 2014 Fiscal Year		For the 2013 Fiscal Year
Fiscal Year Authorized	Dollar Value Authorized	Termination Date	Number of Shares Repurchased	Dollar Value Repurchased	Number of Shares Repurchased	Dollar Value Repurchased
2014	$1,000.0	December 2018	0.0	$0.0	0.0	$0.0
2012	$1,000.0	December 2016	4.1	$435.0	4.9	$536.3
2010	$30.0	None	0.0	$0.0	0.0	$0.0
2010	$750.0	December 2013(1)	0.0	$0.0	0.4	$38.6
(1)	In the first quarter of fiscal year 2013, the Company completed this repurchase plan.

        Noncontrolling Interest.    In October 2012, the Company acquired the outstanding minority interest shares in Fossil Mexico, S.A. de C.V. ("Fossil Mexico") and Servicios Fossil Mexico, S.A. de C.V. ("Fossil Servicios"), representing the entire noncontrolling interest in these subsidiaries, for approximately $14.1 million in cash. The transaction was accounted for as an equity transaction, and the Company's ownership interest in both Fossil Mexico and Fossil Servicios increased to 100%. The following table summarizes the effects of changes in the Company's ownership interest in its subsidiaries on stockholders' equity (in thousands):

Fiscal Year	2014	2013	2012
Net income attributable to Fossil Group, Inc.	$376,707	$378,152	$343,401

Transfers to noncontrolling interest:
Decrease in Fossil Group, Inc.'s additional paid-in capital for purchases of 49 common shares of Fossil Mexico and 49 common shares of Fossil Servicios	0	0	(7,332)

Change from net income attributable to Fossil Group, Inc. and transfers to noncontrolling interest	$376,707	$378,152	$336,069